Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Sustainability Leaders Fund
Class Name	Class A
Trading Symbol	CLSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$132	1.15%
[1]
Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge Sustainability Leaders Fund returned 28.89%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system solutions for utility-scale solar energy projects within the industrials sector, was lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
LKQ, a wholesale distributor of alternative parts for the auto aftermarket in North America and Europe, was down amid weaker North American sales growth, partly due to warmer weather keeping more vehicles on the road as well as repair cost inflation from higher interest rates.

↓	Enphase Energy, manufacturer of microinverters for residential and small commercial solar PV systems, declined as higher interest rates continued to weigh on renewables stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (11/2/2015)
Class A	28.89	12.88	12.27
Class A (with sales charge)	21.78	11.56	11.53
Russell 3000 Index	37.86	14.60	13.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 116,835,521
Holdings Count | $ / shares	52	[2]
Advisory Fees Paid, Amount	$ 629,820
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$116,835,521
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$629,820
Portfolio Turnover Rate	47%
[2]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Sustainability Leaders Fund
Class Name	Class C
Trading Symbol	CAABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$215	1.89%
[3]
Expenses Paid, Amount	$ 215
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge Sustainability Leaders Fund returned 27.93%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system solutions for utility-scale solar energy projects within the industrials sector, was lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
LKQ, a wholesale distributor of alternative parts for the auto aftermarket in North America and Europe, was down amid weaker North American sales growth, partly due to warmer weather keeping more vehicles on the road as well as repair cost inflation from higher interest rates.

↓	Enphase Energy, manufacturer of microinverters for residential and small commercial solar PV systems, declined as higher interest rates continued to weigh on renewables stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (9/30/2021)
Class C	27.93	3.57
Class C (with sales charge)	26.93	3.57
Russell 3000 Index	37.86	9.73

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 116,835,521
Holdings Count | $ / shares	52	[4]
Advisory Fees Paid, Amount	$ 629,820
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$116,835,521
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$629,820
Portfolio Turnover Rate	47%
[4]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Sustainability Leaders Fund
Class Name	Class FI
Trading Symbol	LCSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$130	1.14%
[5]
Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of ClearBridge Sustainability Leaders Fund returned 28.89%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system solutions for utility-scale solar energy projects within the industrials sector, was lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
LKQ, a wholesale distributor of alternative parts for the auto aftermarket in North America and Europe, was down amid weaker North American sales growth, partly due to warmer weather keeping more vehicles on the road as well as repair cost inflation from higher interest rates.

↓	Enphase Energy, manufacturer of microinverters for residential and small commercial solar PV systems, declined as higher interest rates continued to weigh on renewables stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (3/31/2015)
Class FI	28.89	12.84	11.64
Russell 3000 Index	37.86	14.60	12.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 116,835,521
Holdings Count | $ / shares	52	[6]
Advisory Fees Paid, Amount	$ 629,820
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$116,835,521
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$629,820
Portfolio Turnover Rate	47%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Sustainability Leaders Fund
Class Name	Class R
Trading Symbol	CBSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$167	1.46%
[7]
Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge Sustainability Leaders Fund returned 28.49%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system solutions for utility-scale solar energy projects within the industrials sector, was lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
LKQ, a wholesale distributor of alternative parts for the auto aftermarket in North America and Europe, was down amid weaker North American sales growth, partly due to warmer weather keeping more vehicles on the road as well as repair cost inflation from higher interest rates.

↓	Enphase Energy, manufacturer of microinverters for residential and small commercial solar PV systems, declined as higher interest rates continued to weigh on renewables stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	Since Inception (6/3/2022)
Class R	28.49	8.91
Russell 3000 Index	37.86	15.64

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 116,835,521
Holdings Count | $ / shares	52	[8]
Advisory Fees Paid, Amount	$ 629,820
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$116,835,521
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$629,820
Portfolio Turnover Rate	47%
[8]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Sustainability Leaders Fund
Class Name	Class I
Trading Symbol	LCISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$99	0.86%
[9]
Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge Sustainability Leaders Fund returned 29.26%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system solutions for utility-scale solar energy projects within the industrials sector, was lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
LKQ, a wholesale distributor of alternative parts for the auto aftermarket in North America and Europe, was down amid weaker North American sales growth, partly due to warmer weather keeping more vehicles on the road as well as repair cost inflation from higher interest rates.

↓	Enphase Energy, manufacturer of microinverters for residential and small commercial solar PV systems, declined as higher interest rates continued to weigh on renewables stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (3/31/2015)
Class I	29.26	13.23	12.03
Russell 3000 Index	37.86	14.60	12.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 116,835,521
Holdings Count | $ / shares	52	[10]
Advisory Fees Paid, Amount	$ 629,820
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$116,835,521
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$629,820
Portfolio Turnover Rate	47%
[10]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Sustainability Leaders Fund
Class Name	Class IS
Trading Symbol	LCILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Sustainability Leaders Fund for the period November 1, 2023, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$87	0.76%
[11]
Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge Sustainability Leaders Fund returned 29.39%. The Fund compares its performance to the Russell 3000 Index, which returned 37.86% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Microsoft, a software and technology company, continued to be supported by strong execution and its leadership position in generative AI, which drove a positive inflection for growth of its cloud platform Azure and adoption of its Copilot offering.

↑	JPMorgan Chase, a financial services company, performed well on the improved economic outlook and rebounding capital markets, which were supportive of its corporate and investment banking.
↑	Apple, a consumer electronics, software, services and technology company, rose as investors saw potential for a strong iPhone upgrade cycle given substantial demand during COVID.

Top detractors from performance:
↓
Shoals Technologies Group, a provider of electrical balance of system solutions for utility-scale solar energy projects within the industrials sector, was lower as sustained higher interest rates resulting in project delays led to lower-than-expected revenues and weaker guidance from the company for 2024 revenues.

↓
LKQ, a wholesale distributor of alternative parts for the auto aftermarket in North America and Europe, was down amid weaker North American sales growth, partly due to warmer weather keeping more vehicles on the road as well as repair cost inflation from higher interest rates.

↓	Enphase Energy, manufacturer of microinverters for residential and small commercial solar PV systems, declined as higher interest rates continued to weigh on renewables stocks.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (3/31/2015)
Class IS	29.39	13.31	12.09
Russell 3000 Index	37.86	14.60	12.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 116,835,521
Holdings Count | $ / shares	52	[12]
Advisory Fees Paid, Amount	$ 629,820
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$116,835,521
Total Number of Portfolio Holdings*	52
Total Management Fee Paid	$629,820
Portfolio Turnover Rate	47%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.